Notes to the Balance Sheet - Summary of Current Prepaid Expenses and Other Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Laboratory services [member]
Prepaid Expenses and Other Current Assets [Line Items]
Current prepaid expenses	€ 5,937	€ 1,724
Sub licenses [member]
Prepaid Expenses and Other Current Assets [Line Items]
Current prepaid expenses	2,082	1,304
Combination Drugs	0	15,945
Receivables due from Tax Authorities from Input Tax Surplus	5,669	6,563
Other Prepayments	37,242	13,787
Total	€ 50,930	€ 39,323